Consolidated statements of financial position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 376,999,000	$ 235,449,000
Other accounts receivable, net	240,432,000	230,830,000
Inventories, net	86,264,000	77,327,000
Income tax credit	15,456,000	19,837,000
Prepaid expenses	20,394,000	25,709,000
Total current assets	739,545,000	589,152,000
Non-current assets
Trade and other receivables, net	635,832,000	102,347,000
Inventories	12,802,000	23,637,000
Investments in associates and joint venture	1,422,295,000	1,488,775,000
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,537,870,000	1,650,361,000
Investment properties, net	0	186,000
Deferred income tax asset	164,351,000	73,850,000
Prepaid expenses	23,920,000	24,806,000
Other assets, net	25,196,000	26,503,000
Total non-current assets	3,822,266,000	3,390,465,000
Total assets	4,561,811,000	3,979,617,000
Current liabilities
Bank loans	50,000,000	65,793,000
Trade and other payables	259,641,000	196,140,000
Provisions and contingent liabilities	81,039,000	51,816,000
Income tax assessment	3,026,000	3,162,000
Financial obligations	179,417,000	25,086,000
Hedge derivative financial instruments	6,976,000	18,439,000
Current liabilities other than liabilities included in disposal groups classified as held for sale	580,099,000	360,436,000
Liability directly associated with the held for sale investment in Yanacocha	264,838,000	0
Total current liabilities	844,937,000	360,436,000
Non-current liabilities
Provisions and contingent liabilities		249,596,000
Trade and other payables	3,037,000	2,742,000
Provisions and contingent liabilities	232,288,000	249,596,000
Financial obligations	878,558,000	506,567,000
Contingent consideration liability	17,718,000	22,100,000
Deferred income tax liabilities	46,742,000	38,319,000
Total non-current liabilities	1,178,343,000	819,324,000
Total liabilities	2,023,280,000	1,179,760,000
Equity, net
Capital stock	750,497,000	750,497,000
Investment shares	791,000	791,000
Additional paid-in capital	218,450,000	218,450,000
Legal reserve	163,270,000	163,194,000
Other reserves	269,000	269,000
Retained earnings	1,239,526,000	1,503,785,000
Other reserves of equity	(4,477,000)	(9,526,000)
Shareholders' equity, net attributable to owners of the parent	2,368,326,000	2,627,460,000
Non-controlling interest	170,205,000	172,397,000
Total equity, net	2,538,531,000	2,799,857,000
Total liabilities and equity, net	4,561,811,000	3,979,617,000
Minera Yanacocha SRL and subsidiary [Member]
Current assets
Cash and cash equivalents	692,849,000	870,929,000
Other accounts receivable, net	14,854,000	28,044,000
Value added tax credit	39,989,000	25,214,000
Inventories, net	49,616,000	52,297,000
Stockpiles and ore on leach pads, net	110,099,000	121,515,000
Prepaid expenses	1,848,000	1,591,000
Total current assets	909,255,000	1,099,590,000
Assets held for sale	22,251,000	0
Total current assets	931,506,000	1,099,590,000
Non-current assets
Restricted cash	48,752,000	48,752,000
Trade and other receivables, net	0	21,676,000
Financial instruments at fair value	24,459,000	25,168,000
Stockpiles and ore on leach pads, net	84,173,000	69,687,000
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,007,648,000	1,039,579,000
Intangible assets, net	10,549,000	7,915,000
Deferred income tax asset	50,000	1,071,000
Total non-current assets	1,175,631,000	1,213,848,000
Total assets	2,107,137,000	2,313,438,000
Current liabilities
Trade and other payables	86,659,000	68,645,000
Provisions and contingent liabilities	141,728,000	101,786,000
Income tax assessment	7,407,000	42,029,000
Contract liabilities	16,949,000	0
Other accruals and liabilities	57,296,000	70,526,000
Total current liabilities	310,039,000	282,986,000
Non-current liabilities
Debt instruments	47,080,000	45,423,000
Provisions and contingent liabilities	2,393,956,000	1,660,603,000
Other accruals and liabilities	0	40,000
Total non-current liabilities	2,441,036,000	1,706,066,000
Total liabilities	2,751,075,000	1,989,052,000
Equity, net
Capital stock	378,505,000	378,505,000
Additional paid-in capital	(21,758,000)	(21,758,000)
Other reserves	(869,000)	(227,000)
Retained earnings	(999,816,000)	(32,134,000)
Shareholders' equity, net attributable to owners of the parent	(643,938,000)	324,386,000
Total equity, net	(643,938,000)	324,386,000
Total liabilities and equity, net	2,107,137,000	2,313,438,000
Sociedad Minera Cerro Verde S.A.A
Current assets
Cash and cash equivalents	937,680,000	533,730,000
Trade accounts receivable, net	137,000	124,000
Other accounts receivable, net	5,793,000	5,540,000
Trade accounts receivable - Related parties	598,873,000	594,409,000
Other non-financial assets	36,848,000	41,360,000
Inventories, net	567,211,000	566,794,000
Prepaid expenses	10,640,000	12,931,000
Total current assets	2,157,182,000	1,754,888,000
Non-current assets
Inventories	323,828,000	301,075,000
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	5,371,534,000	5,495,976,000
Intangible assets, net	13,805,000	8,385,000
Prepaid expenses	517,000	1,508,000
Other non-financial assets	257,698,000	205,627,000
Total non-current assets	5,967,382,000	6,012,571,000
Total assets	8,124,564,000	7,767,459,000
Current liabilities
Trade accounts payable	234,917,000	195,482,000
Accounts payable - Related parties	3,426,000	3,446,000
Income tax assessment	464,868,000	43,584,000
Benefits to employees	130,620,000	49,712,000
Other financial liabilities	332,312,000	10,223,000
Other accounts payable	73,235,000	138,608,000
Provisions	12,717,000	9,625,000
Total current liabilities	1,252,095,000	450,680,000
Non-current liabilities
Provisions and contingent liabilities	231,451,000	307,974,000
Benefits to employees	6,258,000	27,320,000
Other financial liabilities	62,503,000	592,445,000
Trade account payable	638,000
Other accounts payable		285,392,000
Income tax liabilities	17,291,000	72,246,000
Deferred income tax liabilities	427,322,000	396,074,000
Total non-current liabilities	745,463,000	1,681,451,000
Total liabilities	1,997,558,000	2,132,131,000
Equity, net
Capital stock	990,659,000	990,659,000
Other reserves	198,132,000	198,132,000
Other equity contributions	11,739,000	11,535,000
Retained earnings	4,926,476,000	4,435,002,000
Total equity, net	6,127,006,000	5,635,328,000
Total liabilities and equity, net	$ 8,124,564,000	$ 7,767,459,000